iShares
®
Global Timber & Forestry ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  13 .0%
Dexco SA .............................. 2,867,906 $ 2,761,074
Klabin SA .............................. 3,373,536 10,939,502
Suzano SA ............................. 2,376,484 18,299,061
31,999,637
a
Canada  —  4 .5%
West Fraser Timber Co. Ltd. ................. 163,820 11,089,976
a
Chile  —  2 .1%
Empresas CMPC SA
(a)
..................... 4,601,843 5,121,117
a
China  —  6 .7%
Nine Dragons Paper Holdings Ltd.
(a)
............ 14,255,000 12,439,303
Shandong Sun Paper Industry JSC Ltd. , Class A .... 2,165,775 3,993,217
16,432,520
a
Finland  —  10 .2%
Stora Enso OYJ , Class R ................... 1,014,917 10,826,888
UPM-Kymmene OYJ ...................... 542,299 14,374,931
25,201,819
a
Indonesia  —  2 .0%
Indah Kiat Pulp & Paper Tbk PT
(a)
.............. 12,292,800 4,900,171
a
Japan  —  12 .0%
Nippon Paper Industries Co. Ltd. .............. 1,078,700 8,498,240
Oji Holdings Corp. ........................ 2,253,600 11,070,963
Sumitomo Forestry Co. Ltd. .................. 1,204,800 10,058,210
29,627,413
a
Portugal  —  1 .5%
Navigator Co. SA (The) ..................... 1,044,248 3,850,863
a
South Africa  —  1 .1%
Sappi Ltd.
(a) (b)
........................... 4,884,947 2,779,469
a
Sweden  —  10 .2%
Billerud AB ............................. 656,774 4,243,533
Holmen AB , Class B ....................... 319,420 10,038,316
Security Shares Value
a
Sweden (continued)
Svenska Cellulosa AB SCA , Class B ............ 1,054,965 $ 10,789,186
25,071,035
a
Thailand  —  2 .8%
SCG Packaging PCL , NVDR ................. 8,058,000 6,951,689
a
United Kingdom  —  5 .8%
Mondi PLC ............................. 1,573,585 14,286,066
a
United States  —  27 .5%
International Paper Co. ..................... 305,589 11,642,941
Rayonier, Inc. ........................... 476,721 10,144,623
Smurfit Westrock PLC ..................... 339,421 15,701,615
Sylvamo Corp. .......................... 281,471 10,639,604
Weyerhaeuser Co. ........................ 822,500 19,690,650
67,819,433
a
Total Long-Term Investments — 99.4%
(Cost: $ 268,122,761 ) ................................ 245,131,208
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 345,660 345,765
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 385,268 385,268
a
Total Short-Term Securities — 0.3%
(Cost: $ 731,032 ) ................................... 731,033
Total Investments —  99.7%
(Cost: $ 268,853,793 ) ................................ 245,862,241
Other Assets Less Liabilities — 0 .3% ...................... 833,772
Net Assets — 100.0% ................................. $ 246,696,013
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 78,450  $ 267,185
(a)
$ —  $ 115  $ 15  $ 345,765  345,660  $ 709
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 569,486  —  (184,218)
(a)
—  —  385,268  385,268  3,010  —
$ —  $ 115  $ 15
$ 731,033
$ 3,719  $ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Timber & Forestry ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 14 09/18/26 $ 1,681 $ (8,928)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 118,809,632  $ 126,321,576  $ —  $ 245,131,208
Short-Term Securities
Money Market Funds ...................................... 731,033  —  —  731,033
$ 119,540,665  $ 126,321,576  $ —  $ 245,862,241
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (8,928) $ —  $ —  $ (8,928)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
PCL Public Company Limited